Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the Conservative Strategy Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:
Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 18% to equity, 72% to fixed income, 8% to multi-asset and 2% to alternative asset classes.
(ii) RISK/RETURN SUMMARY: The fourth and fifth sentences in the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with the following:
Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 36% to equity, 51% to fixed income, 10% to multi-asset and 3% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.
Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 56% to equity, 32% to fixed income, 8% to multi-asset and 4% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 31.5% to fixed income, 8% to multi-asset and 4.5% to alternative asset classes.
Growth Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 71% to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.
Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 80% to equity, 4% to fixed income, 10% to multi-asset and 6% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income, 8% to multi-asset and 6.5% to alternative asset classes.
Multifactor Funds: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
I.  MULTIFACTOR BOND FUND:
(i)
NAME CHANGE: Effective September 13, 2023, the Multifactor Bond Fund will be renamed the Long Duration Bond Fund. After such date, all references to the Multifactor Bond Fund in the Prospectus listed above are changed to the Long Duration Bond Fund.

(ii)
BENCHMARK CHANGE: Effective October 1, 2023, in accordance with regulatory requirements that will be effective in July 2024, the Multifactor Bond Fund’s benchmark will change from the Bloomberg Global Aggregate Bond Index (USD Hedged) to the Bloomberg U.S. Aggregate Bond Index and the Fund’s secondary benchmark will be the ICE BofA 10‑15 Year US Treasury Index.

(iii)
PRINCIPAL INVESTMENT STRATEGIES: Effective on or about September 13, 2023, the Multifactor Bond Fund will change certain of its investment strategies. In connection with these changes, the Fund will (i) change its principal investment strategies to invest principally in long duration bonds, as defined by durations greater than 9 years, and will no longer have a typical portfolio duration within one year of the duration of the Bloomberg Global Aggregate Bond Index (USD Hedged); (ii) no longer principally invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”); (iii) no longer principally invest in non‑U.S. debt securities; and (iv) increase its allocation to fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality and municipal debt obligations and decrease its allocation to U.S. corporate debt securities. The Fund intends to complete the transition of its investment strategies by September 30, 2023. Accordingly, the following is added at the end of the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Multifactor Bond Fund:

Principal Investment Strategies of the Fund Effective On or About September 13, 2023:
The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10‑15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10‑15 Year US Treasury Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM invests the Fund’s assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non‑U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax‑free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand‑by‑commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
(iv)	PRINCIPAL RISKS:
The following information is added at the end of the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Multifactor Bond Fund:
Effective on or about September 13, 2023, the following risk factors for the Fund will be added:
•
Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•
Puts, Stand‑by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand‑by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand‑by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

Effective on or about October 1, 2023, the following risk factors for the Fund will be deleted:
•	Non‑Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non‑investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non‑distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

•
Non‑U.S. and Emerging Markets Debt. The value of an investment in non‑U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non‑U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(ii) RISK/RETURN SUMMARY: The fourth and fifth sentences in the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with the following:
Moderate Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 36% to equity, 51% to fixed income, 10% to multi-asset and 3% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(ii) RISK/RETURN SUMMARY: The fourth and fifth sentences in the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with the following:
Balanced Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 56% to equity, 32% to fixed income, 8% to multi-asset and 4% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 56% to equity, 31.5% to fixed income, 8% to multi-asset and 4.5% to alternative asset classes.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(ii) RISK/RETURN SUMMARY: The fourth and fifth sentences in the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with the following:
Growth Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 71% to equity, 14% to fixed income, 10% to multi-asset and 5% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(i) RISK/RETURN SUMMARY: The following is added after the fourth sentence of the Conservative Strategy Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above:
Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 18% to equity, 72% to fixed income, 8% to multi-asset and 2% to alternative asset classes.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Target Portfolio Series: Classes A, C, M, R1, R4, R5 and S
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
II.  CHANGE IN TARGET STRATEGIC ASSET ALLOCATIONS: Effective on or about September 13, 2023, each Fund’s approximate target strategic allocation to the asset classes in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:
(ii) RISK/RETURN SUMMARY: The fourth and fifth sentences in the relevant Fund’s “Principal Investment Strategies of the Fund” sub‑section of the “Risk/Return Summary” section of the Prospectus listed above are replaced with the following:
Equity Growth Strategy Fund: The Fund’s approximate target strategic allocation as of March 23, 2023 is 80% to equity, 4% to fixed income, 10% to multi-asset and 6% to alternative asset classes. Effective on or about September 13, 2023, the Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income, 8% to multi-asset and 6.5% to alternative asset classes.

Multifactor Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Multifactor Funds: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated July 27, 2023, to
PROSPECTUS DATED March 1, 2023
I.  MULTIFACTOR BOND FUND:
(i)
NAME CHANGE: Effective September 13, 2023, the Multifactor Bond Fund will be renamed the Long Duration Bond Fund. After such date, all references to the Multifactor Bond Fund in the Prospectus listed above are changed to the Long Duration Bond Fund.

(ii)
BENCHMARK CHANGE: Effective October 1, 2023, in accordance with regulatory requirements that will be effective in July 2024, the Multifactor Bond Fund’s benchmark will change from the Bloomberg Global Aggregate Bond Index (USD Hedged) to the Bloomberg U.S. Aggregate Bond Index and the Fund’s secondary benchmark will be the ICE BofA 10‑15 Year US Treasury Index.

(iii)
PRINCIPAL INVESTMENT STRATEGIES: Effective on or about September 13, 2023, the Multifactor Bond Fund will change certain of its investment strategies. In connection with these changes, the Fund will (i) change its principal investment strategies to invest principally in long duration bonds, as defined by durations greater than 9 years, and will no longer have a typical portfolio duration within one year of the duration of the Bloomberg Global Aggregate Bond Index (USD Hedged); (ii) no longer principally invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”); (iii) no longer principally invest in non‑U.S. debt securities; and (iv) increase its allocation to fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality and municipal debt obligations and decrease its allocation to U.S. corporate debt securities. The Fund intends to complete the transition of its investment strategies by September 30, 2023. Accordingly, the following is added at the end of the sub‑section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Multifactor Bond Fund:

Principal Investment Strategies of the Fund Effective On or About September 13, 2023:
The Fund has a non‑fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10‑15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10‑15 Year US Treasury Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM invests the Fund’s assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures. RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non‑U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax‑free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand‑by‑commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
(iv)	PRINCIPAL RISKS:
The following information is added at the end of the sub‑section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Multifactor Bond Fund:
Effective on or about September 13, 2023, the following risk factors for the Fund will be added:
•
Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.

•
Puts, Stand‑by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand‑by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand‑by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

Effective on or about October 1, 2023, the following risk factors for the Fund will be deleted:
•	Non‑Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non‑investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•
Distressed Securities. Investments in distressed securities inherently have more credit risk than investments in non‑distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, the Fund may lose all of its investment in the distressed securities.

•
Non‑U.S. and Emerging Markets Debt. The value of an investment in non‑U.S. and emerging markets debt may be affected by political, economic or social conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer. Non‑U.S. and emerging markets debt may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•
Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.